SCHEDULE OF CONSOLIDATED BALANCE SHEETS (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents		$ 9,559,298	$ 7,594,601
Accounts receivable		28,379,548	18,995,477
Advance to suppliers		1,066,329	400,655
Prepaid expenses and other current assets, net		1,518,143	2,093,740
Total current assets		44,415,102	29,354,290
Non-current assets:
Property and equipment, net		3,043,272	2,917,525
Intangible assets, net		127,981,521	133,969,114
Right-of-use assets		1,965,772	2,124,481
Other non-current assets		1,162,119	3,521,024
Total non-current assets		268,151,264	284,485,265
Total assets		312,566,366	313,839,555
Current liabilities:
Short-term borrowings	[1]	10,550,327	5,324,019
Accounts payable		19,070,470	12,728,929
Deferred revenue		1,038,307	500,785
Operating lease liabilities, current		768,955	644,858
Amount due to related parties-current		1,372,808	1,270,663
Total current liabilities		40,334,491	28,778,724
Non-current liabilities:
Amount due to a related party-non-current		131,017	131,017
Total non-current liabilities:		29,808,523	32,321,726
Total liabilities		70,143,014	61,100,450
Related Party [Member]
Current assets:
Amounts due from related parties		896,177	269,817
Current liabilities:
Amount due to related parties-current		1,372,808	1,270,663
Non-current liabilities:
Amount due to a related party-non-current		131,017	$ 131,017
VIE and VIE’s Subsidiaries [Member]
Current assets:
Cash and cash equivalents		436,302
Accounts receivable		1,182,352
Advance to suppliers		398,467
Prepaid expenses and other current assets, net		309,184
Total current assets		2,737,816
Non-current assets:
Property and equipment, net		73,076
Intangible assets, net		942,410
Right-of-use assets		379,083
Other non-current assets		638,106
Total non-current assets		2,032,675
Total assets		4,770,491
Current liabilities:
Short-term borrowings		1,372
Accounts payable		981,004
Accrued expenses and other liabilities		737,386
Deferred revenue		670,064
Operating lease liabilities, current		265,623
Amounts due to subsidiaries of the Group		3,822,831
Total current liabilities		6,492,640
Non-current liabilities:
Deferred tax liability
Total non-current liabilities:		58,996
Total liabilities		6,551,636
VIE and VIE’s Subsidiaries [Member] | Related Party [Member]
Current assets:
Amounts due from related parties		411,511
Current liabilities:
Amount due to related parties-current		14,360
Non-current liabilities:
Amount due to a related party-non-current		$ 58,996

[1]	The principal of the loan is RMB9,000,000 (approximately $1,232,995). The loan is guaranteed by Wuhan ESVF, and the Group’s director and senior vice president, and minority shareholder of Hongli Culture, Lei Zhang.